Note 19 - Subsequent Events (Details Textual) - Major ordinary share transactions [member]	1 Months Ended
Apr. 30, 2026 shares
Peg North property [member]
Statement Line Items [Line Items]
Number of shares issued during period (in shares)	65,502
Denison Mines Corp. [member]
Statement Line Items [Line Items]
Number of shares issued during period (in shares)	137,590
Restricted share units [member]
Statement Line Items [Line Items]
Number of shares issued during period (in shares)	5,165